WARRANTS - Disclosure of detailed information about warrants, activity (Details) - Share	Dec. 31, 2022	Dec. 31, 2021
Warrants And Stock Options [Abstract]
Number of warrants outstanding at beginning of period	1,500,000	1,500,000
Number of warrants outstanding at end of period	1,500,000	1,500,000